Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Derivative Financial Instruments [Abstract]
Price Protection Agreement	$ 177,450	$ 30,339